Goodwill and Other Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets	$ 0	$ 0
Colombia Costa Rica And Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets	165
Purchased software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	262	194
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	1,633	1,939
In process software not subject to amortization [member]
Disclosure of detailed information about intangible assets [line items]
Computer software	$ 896	$ 900